SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Prepaid Expenses And Other Current Assets
VAT-input deductible		¥ 71,300	¥ 79,151
Prepaid marketing expense		9,767	2,716
Prepaid consulting and professional service fees		3,184	2,741
Prepaid rental expense		1,048	109
Prepaid insurance cost		456	298
Others		1,711	1,962
Prepaid expenses and other current assets	$ 12,506	¥ 87,466	¥ 86,977